Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 30, 2013
Registrant Name	dei_EntityRegistrantName	AlphaMark Investment Trust
CIK	dei_EntityCentralIndexKey	0001438681
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Dec. 30, 2013
Effective Date	dei_DocumentEffectiveDate	Dec. 30, 2013
Prospectus Date	rr_ProspectusDate	Dec. 30, 2013
AlphaMark Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARIES ALPHAMARK LARGE CAP GROWTH FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The AlphaMark Large Cap Growth Fund (the “Large Cap Growth Fund”) seeks long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Growth Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-12-31
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Large Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	40.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Large Cap Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and takes into account the Advisor’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level until December 31, 2014 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Large Cap Growth Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in a diversified portfolio of domestic common stocks of large cap companies. The Advisor defines “large cap” companies as companies with a total market capitalization of $5 billion or more at the time of purchase. It is anticipated that, under normal circumstances, the Fund’s investments will have an average weighted market capitalization of greater than $10 billion.

The Advisor’s investment philosophy is grounded by an appreciation of risk. The Advisor believes that it is possible to identify growing companies by trends in past and forecasted revenues and earnings. However, it is important to select only those companies that have a sustainable business model through various economic conditions. A sustainable business model is one that is focused on organic growth supplemented by acquisitions and capital investment. A strong business model creates shareholder wealth, as measured by the return on equity that a company produces. A company that produces a reliable stream of cash from operating activities can succeed in economically challenging times.

The Advisor seeks to invest in companies with a proven history of consistent growth, sustainable earnings momentum and the ability to produce a reliable stream of cash flow during all economic cycles. The Advisor uses a “bottom-up” internal stock screening process designed to identify companies that produce reliable cash flow streams and are priced at a level that provides for growth opportunity. An assessment of secular trends in the markets and the economy will exert some influence on the economic sector weightings of the Large Cap Growth Fund’s portfolio.

For the Large Cap Growth Fund, this screening process narrows the large cap growth universe to approximately 100 stocks. These companies are then subjected to further fundamental analysis, including the following:

• Market return on equity

• Sufficiency of cash flow to cover capital spending

• Operating margin relative to price/sales

• Financial statement review, focusing on true net equity value

• Enterprise value review and management review, including factors such as insider trading, stock option distribution and share buy backs

It is anticipated that, under normal circumstances, there will be between 30 to 40 stocks in the portfolio of the Large Cap Growth Fund. Position sizes of the Fund’s holdings are continuously monitored.

The portion of the Large Cap Growth Fund’s net assets invested at any given time in securities of issuers engaged in industries within a particular sector is affected by valuation considerations and other investment characteristics of that sector. As a result, the Large Cap Growth Fund’s investment in various sectors generally will change over time, and a significant allocation to any particular sector does not necessarily represent a continuing investment policy or investment strategy to invest in that sector.

The Large Cap Growth Fund may invest up to 20% of its net assets in foreign securities when, in the Advisor’s opinion, such investments would be advantageous to the Fund and help the Fund achieve its investment objective.

The Advisor will sell a security from the Large Cap Growth Fund’s portfolio under one or more of the following circumstances:

• A material change in the company’s structure or management;

• A material change in the industry or economic factors affecting that industry;

• A position has grown to an unacceptable weight;

• Earnings momentum has decreased from previous estimates; or

• The security’s price has become overvalued by 20% or more based on the Advisor’s proprietary cash flow models.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

Stock Market Risk

The return on and value of an investment in the Large Cap Growth Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Advisor. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other circumstances. As a result, the value of your investment in the Large Cap Growth Fund will fluctuate with the market, and you could lose money over short or long term periods.

Capitalization Risk

Large cap companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Investment Risk

Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, and nationalization of companies or industries. In addition, the dividends payable on certain of the Large Cap Growth Fund’s foreign securities may be subject to foreign withholding taxes.

Investment Style and Management Risk

The Large Cap Growth Fund’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s growth style may go out of favor with investors, negatively impacting performance. In addition, the Advisor’s screening process may select investments that fail to appreciate as anticipated.

Sector Risk

At times when the Large Cap Growth Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. In addition, this may increase the risk of loss of an investment in the Large Cap Growth Fund and increase the volatility of the Fund’s net asset value per share.

May Lose Money	rr_RiskLoseMoney	As a result, the value of your investment in the Large Cap Growth Fund will fluctuate with the market, and you could lose money over short or long term periods.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks of investing in the Large Cap Growth Fund by showing the Fund’s performance for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns for the one year and since inception compared with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. All performance information shown reflects management fee reductions and/or expense reimbursements by the Advisor; without such management fee reductions and/or expense reimbursements, returns would have been lower. Updated performance information, current through the most recent month end, is available by calling 1-866-420-3350.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks of investing in the Large Cap Growth Fund by showing the Fund’s performance for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns for the one year and since inception compared with a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-420-3350
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

The 2013 year-to-date total return for the Fund through September 30, 2013 was 22.71%.

During the period shown in the bar chart above, the highest return for a calendar quarter was 21.73% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -16.50% (quarter ended September 30, 2011).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	22.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.50%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

AlphaMark Large Cap Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	12.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2008
AlphaMark Large Cap Growth Fund | AlphaMark Large Cap Growth Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMLCX
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (on shares redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.50%)
Exchange Fee	rr_ExchangeFee	none
Wire Transfer Fee	rr_ShareholderFeeOther	15.00
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Less: Management Fee Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[1]
Total Annual Fund Operating Expenses after Management Fee Reductions	rr_NetExpensesOverAssets	1.50%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	153
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	585
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,044
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,316
2009	rr_AnnualReturn2009	35.34%
2010	rr_AnnualReturn2010	8.73%
2011	rr_AnnualReturn2011	(3.34%)
2012	rr_AnnualReturn2012	15.84%
1 Year	rr_AverageAnnualReturnYear01	15.84%
Since Inception	rr_AverageAnnualReturnSinceInception	10.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2008
AlphaMark Large Cap Growth Fund | AlphaMark Large Cap Growth Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.32%
Since Inception	rr_AverageAnnualReturnSinceInception	9.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2008
AlphaMark Large Cap Growth Fund | AlphaMark Large Cap Growth Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.32%
Since Inception	rr_AverageAnnualReturnSinceInception	9.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2008
AlphaMark Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	ALPHAMARK SMALL CAP GROWTH FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The AlphaMark Small Cap Growth Fund (the “Small Cap Growth Fund”) seeks long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Growth Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-12-31
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	113.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Small Cap Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and takes into account the Advisor’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level until December 31, 2014 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in a portfolio of domestic common stocks of small cap companies. The Advisor defines “small cap” companies as companies with a total market capitalization between $150 million and $2 billion at the time of purchase. It is anticipated that the average weighted market capitalization of the investments held by the Small Cap Growth Fund will fluctuate based on the Advisor’s assessment of market risk. The Advisor expects to maintain a higher average weighted market capitalization for the Small Cap Growth Fund during periods perceived to be high risk and a lower average weighted market capitalization during periods perceived to be less risky. The Small Cap Growth Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single company than diversified funds.

The Advisor’s investment philosophy is grounded by an appreciation of risk. The Advisor believes that it is possible to identify growing companies by trends in past and forecasted revenues and earnings. However, it is important to select only those companies that have a sustainable business model through various economic conditions. A sustainable business model is one that is focused on organic growth supplemented by acquisitions and capital investment. A strong business model creates shareholder wealth, as measured by the return on equity that a company produces. A company that produces a reliable stream of cash from operating activities can succeed in economically challenging times.

The Advisor seeks to invest in companies with a proven history of consistent growth, sustainable earnings momentum and the ability to produce a reliable stream of cash flow during all economic cycles. The Advisor uses a “bottom-up” internal stock screening process designed to identify companies that produce reliable cash flow streams and are priced at a level that provides for growth opportunity. An assessment of secular trends in the markets and the economy will exert some influence on the economic sector weightings of the Small Cap Growth Fund’s portfolio.

For the Small Cap Growth Fund, this screening process narrows the small cap growth universe to approximately 150 stocks. These companies are then subjected to further fundamental analysis, including the following:

• Market return on equity

• Sufficiency of cash flow to cover capital spending

• Operating margin relative to price/sales

• Financial statement review, focusing on true net equity value

• Enterprise value review and management review, including factors such as insider trading, stock option distribution and share buy backs

It is anticipated that, under normal circumstances, there will be between 20 to 30 stocks in the portfolio of the Small Cap Growth Fund. Position sizes of the Fund’s holdings are continuously monitored.

The portion of the Small Cap Growth Fund’s net assets invested at any given time in securities of issuers engaged in industries within a particular sector is affected by valuation considerations and other investment characteristics of that sector. As a result, the Small Cap Growth Fund’s investment in various sectors generally will change over time, and a significant allocation to any particular sector does not necessarily represent a continuing investment policy or investment strategy to invest in that sector.

Shares of exchange traded funds (“ETFs”) and other similar instruments may be purchased by the Small Cap Growth Fund. An ETF is an investment company registered under the Investment Company Act of 1940 (the “1940 Act”) that holds a portfolio of securities designed to track the performance of a particular index. ETFs sell and redeem their shares at net asset value in large blocks (typically 50,000 shares or more) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day. The Small Cap Growth Fund will use ETFs primarily when it receives a large inflow of cash through shareholder purchases to gain prompt exposure to the markets. Over time the Advisor will sell the ETF positions in favor of individual stock holdings. The Advisor believes ETFs offer the Small Cap Growth Fund an efficient way to gain prompt exposure to the small cap markets while the Advisor strategically selects small cap stock holdings for the Fund. When the Small Cap Growth Fund invests in ETFs, the Fund will in effect pay a management fee on the assets invested in the ETF in addition to the operating expenses of the Small Cap Growth Fund. The Small Cap Growth Fund will not invest (measured at the time of purchase) more than 20% of its net assets in shares of ETFs.

The Small Cap Growth Fund may invest up to 20% of its net assets in foreign securities when, in the Advisor’s opinion, such investments would be advantageous to the Fund and help the Fund achieve its investment objective.

The Advisor will sell a security from the Small Cap Growth Fund’s portfolio under one or more of the following circumstances:

• A material change in the company’s structure or management;

• A material change in the industry or economic factors affecting that industry;

• A position has grown to an unacceptable weight;

• Earnings momentum has decreased from previous estimates; or

• The security’s price has become overvalued by 20% or more based on the Advisor’s proprietary cash flow models.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

Stock Market Risk

The return on and value of an investment in the Small Cap Growth Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Advisor. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other circumstances. As a result, the value of your investment in the Small Cap Growth Fund will fluctuate with the market, and you could lose money over short or long term periods.

Capitalization Risk

Small cap companies often involve higher risks than large cap companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances, the securities of small cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small cap companies may be subject to greater price fluctuations. Small cap companies also may not be widely followed by investors, which can lower the demand for their stock.

Foreign Investment Risk

Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, and nationalization of companies or industries. In addition, the dividends payable on certain of the Small Cap Growth Fund’s foreign securities may be subject to foreign withholding taxes.

Investment Style and Management Risk

The Small Cap Growth Fund’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s growth style may go out of favor with investors, negatively impacting performance. In addition, the Advisor’s screening process may select investments that fail to appreciate as anticipated.

Sector Risk

At times when the Small Cap Growth Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. In addition, this may increase the risk of loss of an investment in the Small Cap Growth Fund and increase the volatility of the Fund’s net asset value per share.

Non-Diversification Risk

The Small Cap Growth Fund is a non-diversified Fund. As a result, the Fund’s holdings may be more concentrated in a limited number of securities, and the value of its shares may be more sensitive than a diversified fund to any single economic, business, political or regulatory occurrence.

Exchange Traded Fund Risk

An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track. When the Small Cap Growth Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF.

High Portfolio Turnover Risk

The Small Cap Growth Fund is subject to the risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

May Lose Money	rr_RiskLoseMoney	As a result, the value of your investment in the Small Cap Growth Fund will fluctuate with the market, and you could lose money over short or long term periods.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Small Cap Growth Fund is a non-diversified Fund. As a result, the Fund’s holdings may be more concentrated in a limited number of securities, and the value of its shares may be more sensitive than a diversified fund to any single economic, business, political or regulatory occurrence.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks of investing in the Small Cap Growth Fund by showing the Fund’s performance for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns for the one year and since inception compared with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. All performance information shown reflects management fee reductions and/or expense reimbursements by the Advisor; without such management fee reductions and/or expense reimbursements, returns would have been lower. Updated performance information, current through the most recent month end, is available by calling 1-866-420-3350.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks of investing in the Small Cap Growth Fund by showing the Fund’s performance for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns for the one year and since inception compared with a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-420-3350
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

The 2013 year-to-date total return for the Fund through September 30, 2013 was 16.32%.

During the period shown in the bar chart above, the highest return for a calendar quarter was 20.84% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -20.90% (quarter ended September 30, 2011).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	16.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.90%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

AlphaMark Small Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
Since Inception	rr_AverageAnnualReturnSinceInception	14.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2008
AlphaMark Small Cap Growth Fund | AlphaMark Small Cap Growth Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMSCX
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (on shares redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.50%)
Exchange Fee	rr_ExchangeFee	none
Wire Transfer Fee	rr_ShareholderFeeOther	15.00
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%	[2]
Less: Management Fee Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[1]
Total Annual Fund Operating Expenses after Management Fee Reductions	rr_NetExpensesOverAssets	1.51%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	154
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	588
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,049
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,327
2009	rr_AnnualReturn2009	24.61%
2010	rr_AnnualReturn2010	38.08%
2011	rr_AnnualReturn2011	(2.11%)
2012	rr_AnnualReturn2012	9.85%
1 Year	rr_AverageAnnualReturnYear01	9.85%
Since Inception	rr_AverageAnnualReturnSinceInception	13.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2008
AlphaMark Small Cap Growth Fund | AlphaMark Small Cap Growth Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.03%
Since Inception	rr_AverageAnnualReturnSinceInception	12.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2008
AlphaMark Small Cap Growth Fund | AlphaMark Small Cap Growth Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.66%
Since Inception	rr_AverageAnnualReturnSinceInception	11.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2008

[1]	The Advisor has contractually agreed, until December 31, 2014 , to reduce Management Fees and to absorb Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) to an amount not exceeding 1.50% of the Fund's average daily net assets. Management Fee reductions and Other Expenses absorbed by the Advisor are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) to exceed the foregoing expense limitation. This arrangement may be terminated by either party upon 60 days' prior written notice, provided, however, that(1) the Advisor may not terminate this arrangement without the approval of the Board of Trustees, and (2) this arrangement will terminate automatically if the Advisor ceases to serve as investment adviser of the Fund.
[2]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."